Related party balances and transactions - Amounts due to related parties (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related party balances and transactions
Amounts due to related parties	¥ 462,837	$ 66,156	¥ 275,100
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party
Related party balances and transactions
Amounts due to related parties	¥ 462,837	$ 66,156	¥ 275,100
Mr. Yuan Li | Related Party
Related party balances and transactions
Amounts due to related parties	¥ 417,062	$ 59,613	¥ 275,000
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Ms. Li Tan | Related Party
Related party balances and transactions
Amounts due to related parties			¥ 100
Other Liability, Current, Related Party [Extensible Enumeration]			Related Party
JD LIYUAN LIMITED | Related Party
Related party balances and transactions
Amounts due to related parties	¥ 45,732	$ 6,537
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Xiang Lan | Related Party
Related party balances and transactions
Amounts due to related parties	¥ 43	$ 6
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party